Power Purchase Agreement (Tables)	12 Months Ended
Dec. 31, 2023
Power Purchase Agreement
Schedule of changes in estimated fair value of derivative asset

Balance as of December 31, 2022	$97,497
Change in fair value of derivative asset	6,721
Balance as of December 31, 2023	$104,218